Note 4 - Acquisitions - Acquisitions Details (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current assets, excluding cash	$ 38,215	$ 106,843
Non-current assets	18,958	49,986
Current liabilities	20,006	91,619
Long-term liabilities	18,106	63,956
Net identifiable assets acquired	19,061	6,686
Cash consideration, net of cash acquired	60,832	205,608
Acquisition date fair value of contingent consideration	1,850	23,717
Business Combination, Consideration Transferred, Total	62,682	229,325
Acquired intangible assets (note 10)	21,130
Goodwill (note 11)	22,491	117,984
Warehouse receivables		31,282
Warehouse credit facilities		25,850
Indefinite life		29,200
Finite life		167,680
Redeemable non-controlling interest (note 17)		92,225
Actual from acquired entities, Revenues	23,132
Actual from acquired entities, Net earnings from continuing operations	198
Supplemental pro forma revenues (unaudited), Revenues	4,153,379	3,010,244
Supplemental pro forma net earnings (unaudited), Net earnings from continuing operations	$ (236,934)	105,783
Colliers Mortgage [Member]
Current assets, excluding cash		46,510
Non-current assets		9,021
Current liabilities		55,881
Long-term liabilities		6,266
Net identifiable assets acquired		(1,184)
Cash consideration, net of cash acquired		134,204
Acquisition date fair value of contingent consideration		9,250
Business Combination, Consideration Transferred, Total		143,454
Goodwill (note 11)		53,530
Warehouse receivables		31,282
Warehouse credit facilities		25,850
Indefinite life		29,200
Finite life		105,150
Redeemable non-controlling interest (note 17)		43,242
Colliers Engineering and Design [Member]
Current assets, excluding cash		57,533
Non-current assets		37,516
Current liabilities		32,582
Long-term liabilities		54,739
Net identifiable assets acquired		7,728
Cash consideration, net of cash acquired		59,355
Acquisition date fair value of contingent consideration		12,204
Business Combination, Consideration Transferred, Total		71,559
Goodwill (note 11)		56,838
Warehouse receivables		0
Warehouse credit facilities		0
Indefinite life		0
Finite life		51,100
Redeemable non-controlling interest (note 17)		44,107
Other Acquisitions [Member]
Current assets, excluding cash		2,800
Non-current assets		3,449
Current liabilities		3,156
Long-term liabilities		2,951
Net identifiable assets acquired		142
Cash consideration, net of cash acquired		12,049
Acquisition date fair value of contingent consideration		2,263
Business Combination, Consideration Transferred, Total		14,312
Goodwill (note 11)		7,616
Warehouse receivables		0
Warehouse credit facilities		0
Indefinite life		0
Finite life		11,430
Redeemable non-controlling interest (note 17)		$ 4,876